As filed with the Securities and Exchange Commission on September 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21169

NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman New York Intermediate Municipal Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2013

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited)

Principal Amount	Security	Value†
($000's omitted)		($000's omitted)	z
Municipal Notes (166.6%)
California (5.1%)
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/24	1,994
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,520
		3,514
Guam (4.0%)
1,135	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,262
500	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	520
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,016
		2,798
Illinois (0.9%)
585	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	591
Massachusetts (1.4%)
1,000	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 5.00%, due 12/1/30	1,002
Nevada (1.6%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,096
New York (140.8%)
1,000	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	1,071
1,000	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/23	1,063
1,390	Brookhaven NY G.O. (Pub. Imp.), Ser. 2013-A, 3.00%, due 9/15/27	1,232
600	Build NYC Res. Corp. Rev. (Int'l Leadership Charter Sch. Proj.), Ser. 2013, 5.00%, due 7/1/23	560	ß
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int'l. Cultures), Ser. 2013-A, 3.88%, due 4/15/23	451	ß
500	Cattaraugus Co. IDA Civic Fac. Rev. (St. Bonaventure Univ. Proj.), Ser. 2006-A, 5.00%, due 5/1/23	511	ß
500	Clarkstown Central Sch. Dist. G.O., Ser. 2012, 4.00%, due 10/15/19	553
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,113	ß
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25	1,163
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,444	ß
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,673	ß
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	539
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006-E, (BHAC Insured), 5.00%, due 12/1/21	1,136
365	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	366
2,000	Metropolitan Trans. Au. Rev., Ser. 2012-F, 5.00%, due 11/15/21	2,304
1,000	Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. of Rochester), Ser. 2005, 5.00%, due 8/1/15	1,074	ß
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 5.00%, due 10/1/24	518	ß
500	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 5.00%, due 10/1/25	514	ß
250	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.00%, due 10/1/26	228	ß
1,120	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/23	1,195	ß
210	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/25	220	ß
840	Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%, due 1/1/16	851
950	New York City G.O., Ser. 2009-B, 5.00%, due 8/1/22	1,069
1,000	New York City G.O., Ser. 2009-E, 5.00%, due 8/1/21	1,137
1,925	New York City G.O., Subser. 2012-G1, 5.00%, due 4/1/27	2,095
1,000	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/15	1,003	ß
1,030	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/17	1,033	ß
1,560	New York City IDA Civic Fac. Rev. (Packer Collegiate Institute Proj.), Ser. 2002, (AMBAC Insured), 5.00%, due 6/1/22	1,562	ß
2,000	New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19	2,174	µß
2,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2011-C, 5.00%, due 11/1/27	2,177
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,075	ß
660	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	#‡
2,375	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/21	2,563
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,010	ß
250	New York St. Dorm. Au. Rev. (Brookdale Hosp. Med. Ctr.), Ser. 1998-J, 5.20%, due 2/15/16	251	ß
1,105	New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995-A, 5.63%, due 7/1/16	1,204
1,980	New York St. Dorm. Au. Rev. (New York Med. College Proj.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.00%, due 7/1/21	1,981	ß
500	New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18	501	ß
2,855	New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.), Ser. 2002, (SONYMA Insured), 5.25%, due 11/1/15	2,885	ß
10	New York St. Dorm. Au. Rev. (Sch. Dist. Fin. Proj.), Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 5.75%, due 10/1/17	10
1,395	New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.), Ser. 2002, (LOC: Allied Irish Banks), 4.60%, due 7/1/16	1,395	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/24	518	ß
650	New York St. Dorm. Au. Rev. Non St. Supported Debt (Miriam Osborn Mem. Home Assoc.), Ser. 2012, 5.00%, due 7/1/27	669	ß
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	991	ß
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/24	1,695	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 4.38%, due 5/1/26	1,980	ß
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2006-A, 5.00%, due 7/1/20	1,075	ß
865	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B, 5.25%, due 7/1/24	927	ß
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012, 4.00%, due 7/1/28	1,348	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John's Univ.), Ser. 2007-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/19	2,351	ß
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,224
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-D, 3.00%, due 2/15/21	2,070
1,500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management Inc. Proj.), Ser. 2004-A, 2.75%, due 7/1/17	1,523	ß
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,049
1,615	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.50%, due 11/1/29	1,555
960	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/27	856
1,230	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/23	1,355
1,295	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/24	1,409
1,475	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2007-B, 5.00%, due 4/1/20	1,673
1,090	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2009-B, 5.00%, due 4/1/19	1,275
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,440
965	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A1, 5.00%, due 12/15/23	1,081
1,375	New York Tobacco Settlement Fin. Corp., Ser. 2003-B1C, 5.50%, due 6/1/22	1,379
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	794
640	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/25	666	ß
300	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/26	310	ß
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,169	ß
3,000	Port Au. New York & New Jersey Cons. Bonds, Ser. 2012-175, 3.00%, due 12/1/27	2,563
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22	1,058	ß
1,570	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/24	1,576
1,765	Triborough Bridge & Tunnel Au. Rev., Ser. 2012-A, 2.63%, due 11/15/24	1,569
1,235	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	1,465
765	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23	864
1,750	Triborough Bridge & Tunnel Au. Rev., Subser. 2013-A, 4.00%, due 11/15/27	1,735
305	Ulster Co. Res. Rec. Agcy., Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16	306
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,531
1,000	Westchester Co. IDA Continuing Care Retirement Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003-B, 2.00%, due 1/1/34 Pre-Refunded 1/1/14	1,006	µß
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,346	ß
		97,305
Pennsylvania (2.7%)
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	1,858	b
Puerto Rico (10.1%)
2,000	Puerto Rico Commonwealth Aqueduct & Swr. Au. Sr. Lien Rev., Ser. 2012-A, 4.25%, due 7/1/25	1,677
1,500	Puerto Rico Commonwealth Gov't Dev. Bank, Ser. 1985, (National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15	1,516
1,050	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (XLCA Insured), 5.50%, due 7/1/17	1,088
750	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	635
1,060	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/16	1,061	ß
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/24	1,015
		6,992
	Total Municipal Notes (Cost $116,446)	115,156
Miscellaneous (2.8%)
Real Estate (2.8%)
1	CMS Liquidating Trust (Cost $3,106)	1,920	#*

	Total Investments (169.4%) (Cost $119,552)	117,076	##

	Cash, receivables and other assets, less liabilities (0.4%)	267

	Liquidation Value of Auction Market Preferred Shares [(69.8%)]	(48,250)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$69,093

See Notes to Schedule of Investments

July 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 inputs used by an independent pricing service to value municipal securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (each Fund’s Board of Directors, a “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2013:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
California Investments:
Municipal Notes^	$—	$137,292	$—	$137,292
Total Investments	—	137,292	—	137,292
Intermediate Investments:
Municipal Notes^	—	444,362	—	444,362
Miscellaneous^	—	2,001	—	2,001
Total Investments	—	446,363	—	446,363
New York Investments:
Municipal Notes^	—	115,156	—	115,156
Miscellaneous^	—	1,920	—	1,920
Total Investments	—	117,076	—	117,076

^	The Schedule of Investments provides information on the state categorization for the portfolio.

The Funds had no transfers between Levels 1 and 2 during the period ended July 31, 2013.

##	At July 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$137,208	$4,050	$3,966	$84
Intermediate	439,249	19,135	12,021	7,114
New York	119,700	3,314	5,938	(2,624)

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2013, these securities amounted to approximately $1,951,000 or 2.4% of net assets applicable to common shareholders for California.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2013, and at their final maturity dates.

b	Currently a zero coupon security; will convert to 6.00% on December 1, 2015.

c	Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

d	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

e	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

h	Currently a zero coupon security; will convert to 6.75% on August 1, 2015.

i	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

j	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

k	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

m	Currently a zero coupon security; will convert to 4.00% on August 1, 2023.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

*	Security did not produce income during the last twelve months.

‡	Security had an event of default.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

#
Restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be illiquid.

At July 31, 2013, these securities amounted to approximately $4,350,000 or 1.7% of net assets applicable to common shareholders for Intermediate and approximately $1,920,000 or 2.8% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of July 31, 2013	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of July 31, 2013

Intermediate	Munimae TE Bond Subsidiary LLC, Unsecured Notes, 5.00%, due 4/30/28	1/31/2013	$2,000	0.7%	$2,001	0.8%
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	1,100	0.4%	0	0.0%
	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0%	2,349	0.9%
New York	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9%	0	0.0%
	CMS Liquidating Trust	11/21/2012	3,105	4.0%	1,920	2.8%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: September 27, 2013